INTANGIBLE ASSETS - Roll Forward of the Partnership’s Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill
Balance, beginning of period	$ 899	$ 1,054
Acquisitions	7	16
Disposals	0	(1)
Amortization	(5)	(23)
Foreign currency translation	87	(15)
Reclassification of BSREP IV investments to assets held for sale	0	(132)
Other	3	0
Balance, end of period	$ 991	$ 899